UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-08572

Bishop Street Funds

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-9565

Date of fiscal year end: December 31, 2014

Date of reporting period: June 30, 2014

Item 1.	Reports to Stockholders.

Bishop Street Funds

Semi-Annual Report

June 30, 2014

STRATEGIC GROWTH FUND

DIVIDEND VALUE FUND

HIGH GRADE INCOME FUND

HAWAII MUNICIPAL BOND FUND

Investment Adviser

Bishop Street Capital Management

BISHOP STREET FUNDS

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge, by calling 1-800-262-9565 or by visiting the Commission’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, by calling 1-800-262-9565 or by visiting the Funds’ website at http://www.bishopstreetfunds.com or the website of the Securities and Exchange Commission.

BISHOP STREET

TABLE OF CONTENTS

FUNDS

BISHOP STREET

LETTER TO SHAREHOLDERS

FUNDS

Dear Shareholder:

The New Year began with a greater sense of optimism and enthusiasm than at any time since the financial crisis. On the heels of impressive equity market rallies in both 2012 and 2013 that reflected an improving economic landscape and positive earnings growth projections for the year, the U.S. GDP growth outlook stood at a solid 3.0% to 3.5%. This optimism proved short-lived as a severe winter storm with frigid cold and heavy snow griped the nation causing havoc in many parts of the country. The consumer sector suffered and economic activity came to a standstill as first quarter GDP contracted by -2.1%. The economy rebounded sharply in the second quarter confirming that first quarter weakness was likely weather related with manufacturing and consumer spending improving though housing remained sluggish.

The first quarter slowdown failed to dampen the animal spirits of Investors and their enthusiasm drove both the equity and bond markets higher with the S&P 500 Index finishing the first half of the year up 7.1%. The bond markets were surprisingly resilient benefiting from a sharp decline in yields in a flight to quality reflecting growing geopolitical risks in Russia, Crimea and the Middle East. With U.S. economic growth much weaker than expected in Q1 2014, the Barclays U.S. Aggregate Bond Index managed to generate an impressive 3.93% return in the six-months ended in June.

Looking Ahead

Given the recent run-up in the equity markets, the well-publicized end to the Federal Reserve’s quantitative easing program and uncertainty regarding world events, it appears that an increase in market volatility in the second half of the year is likely. This does not mean that equity markets cannot move higher but rather, the likely path from here will not be as smooth and steady as it has been in the most recent past. Equity markets continue to enjoy the strong tailwinds of positive earnings growth, an improving economy and strengthening labor markets but an end to the Federal Reserve’s quantitative easing program1 is likely to raise interest rate pressures in the future. The gradual rise in interest rates will put pressure on fixed income portfolios but a modest interest rate increase should allow our bond portfolios to generate positive returns over time.

Bishop Street Funds

Stay Diversified

As market volatility increases in the months ahead, prudent management dictates holding a well-diversified portfolio that will weather the storm and stabilize investment values while at the same time offer the opportunity for growth. During a critical time of geopolitical uncertainty, international crises and a fairly valued equity market, we believe that bonds will provide stability and an attractive complement to your equity portfolio. We hope you will agree that the Bishop Street Funds continue to offer attractive investment options for your portfolio and will generate the consistent, positive investment results that you desire. As always, we thank you for your continued interest and confidence in the Bishop Street Funds.

Sincerely,

Michael K. Hirai, CFA, CPA

President and Chief Investment Officer

Bishop Street Capital Management

August 18, 2014

1. An unconventional monetary policy in which a central bank purchases government securities or other securities from the market in order to lower interest rates and increase the money supply.

The performance data quoted represents past performance. Past performance does not guarantee future results. Index returns are for illustrative purposes only and do not represent actual Fund performance. Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index.

Investing involves risk including possible loss of principal. Diversification does not protect against market loss.

June 30, 2014	www.bishopstreetfunds.com

Strategic Growth Fund	(unaudited)

Top Ten Equity Holdings (Unaudited)†

		Percentage of Investments

1.	priceline.com	4.4%

2.	Fastenal	4.2%

3.	Amazon.com	4.2%

4.	Salesforce.com	3.9%

5.	LinkedIn	3.9%

6.	Google	3.8%

7.	Illumina	3.7%

8.	Monsanto	3.7%

9.	Facebook	3.6%

10.	Visa	3.6%

†	Percentages based on total investments. Top ten holdings do not include short-term investments.

Schedule of Investments

Shares		Value (000)
COMMON STOCK† — 99.9%
Consumer Discretionary — 21.3%
6,567	Amazon.com*	$2,133
20,370	Discovery Communications*	1,513
20,159	Michael Kors Holdings*	1,787
1,851	priceline.com*	2,227
6,129	Tesla Motors*	1,471
30,426	TJX	1,617

		10,748

Energy — 6.2%
44,700	Cabot Oil & Gas	1,526
26,508	FMC Technologies*	1,619

		3,145

Health Care — 24.7%
9,617	Alexion Pharmaceuticals*	1,503
5,533	Biogen Idec*	1,745
33,557	Bristol-Myers Squibb	1,628

Bishop Street Funds

Strategic Growth Fund	(unaudited)

Schedule of Investments

(concluded)

Shares		Value (000)
Health Care — (continued)
20,500	Celgene*	$1,761
13,899	Gilead Sciences*	1,152
10,610	Illumina*	1,894
14,392	Pharmacyclics*	1,291
16,025	Vertex Pharmaceuticals*	1,517

		12,491

Industrials — 6.8%
43,448	Fastenal	2,150
5,138	Precision Castparts	1,297

		3,447

Information Technology — 37.2%
33,270	ARM Holdings PLC	1,505
8,665	Baidu*	1,619
34,581	Cognizant Technology Solutions*	1,691
27,626	Facebook*	1,859
3,370	Google*	1,954
11,468	LinkedIn*	1,967
29,835	Red Hat*	1,649
34,244	Salesforce.com*	1,989
21,861	Splunk*	1,210
8,613	Visa	1,815
15,952	VMware*	1,544

		18,802

Materials — 3.7%
15,100	Monsanto	1,883

TOTAL COMMON STOCK (Cost $44,675)		50,516

SHORT-TERM INVESTMENT (A) — 0.9%
448,825	Dreyfus Cash Management Fund, Institutional Shares, 0.040% (Cost$449)	449

TOTAL INVESTMENTS (Cost $45,124) — 100.8%		$50,965

Percentages are based on Net Assets of $50,573 (000).

*	Non-income producing security.

(A)	The rate shown is the 7-day effective yield as of June 30, 2014.

†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

PLC — Public Limited Company

Cost figures are shown in thousands.

The accompanying notes are an integral part of the financial statements.

June 30, 2014	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Top Ten Equity Holdings (Unaudited)†

		Percentage of Investments

1.	Verizon Communications	3.1%

2.	Johnson & Johnson	2.9%

3.	Pfizer	2.7%

4.	Merck	2.7%

5.	Microsoft	2.6%

6.	Wells Fargo	2.5%

7.	JPMorgan Chase	2.4%

8.	AbbVie	2.4%

9.	Home Depot	2.3%

10.	Amgen	2.1%

†	Percentages based on total investments. Top ten holdings do not include short-term investments.

Schedule of Investments

Shares		Value (000)

	COMMON STOCK — 98.1%
Consumer Discretionary — 8.9%
10,535	Comcast	$565
3,480	Hanesbrands	343
15,215	Home Depot	1,232
11,145	Macy’s	647
7,960	McDonald’s	802
12,525	Time Warner	880
5,960	VF	375

		4,844

Bishop Street Funds

Dividend Value Fund	(unaudited)

Schedule of Investments

(continued)

Shares		Value (000)

Consumer Staples — 9.7%
17,295	Altria Group	$726
11,355	Coca-Cola Co.	481
4,555	CVS	343
7,670	General Mills	403
4,325	Kellogg	284
5,625	Kimberly-Clark	625
4,590	Kraft Foods Group	275
13,300	Philip Morris International	1,121
9,530	Procter & Gamble	749
3,630	Wal-Mart Stores	273

		5,280

Energy — 10.9%
5,685	BP PLC	300
7,300	Chevron	953
9,500	ConocoPhillips	814
11,160	Exxon Mobil	1,124
6,550	Occidental Petroleum	672
6,290	Phillips 66	506
7,700	Royal Dutch Shell PLC ADR	634
8,000	Schlumberger	944

		5,947

Financials — 17.7%
4,705	ACE	488
6,035	American Express	573
2,635	BlackRock	842
4,225	Chubb	389
5,925	CME Group	420
22,970	JPMorgan Chase	1,324
13,585	Marsh & McLennan	704
12,745	MetLife	708
6,185	Northern Trust	397
6,345	PNC Financial Services Group	565
2,140	Public Storage‡	367
1,815	Simon Property Group‡	302
4,260	T Rowe Price Group	360
19,685	US Bancorp	853
815	Washington Prime Group‡*	15
25,635	Wells Fargo	1,347

		9,654

June 30, 2014	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

(continued)

Shares		Value (000)

Health Care — 13.9%
22,915	AbbVie	$1,293
9,745	Amgen	1,153
15,090	Johnson & Johnson	1,579
25,200	Merck	1,458
50,355	Pfizer	1,495
15,985	Roche Holding AG	596

		7,574

Industrials — 10.5%
7,540	Boeing	959
6,630	Dover	603
4,685	Emerson Electric	311
9,685	Honeywell International	900
3,400	Illinois Tool Works	298
3,565	Parker Hannifin	448
9,530	Raytheon	879
5,885	United Parcel Service	604
2,875	United Technologies	332
8,085	Waste Management	362

		5,696

Information Technology — 14.3%
12,065	Apple	1,121
7,375	Automatic Data Processing	585
26,155	Cisco Systems	650
19,560	EMC	515
34,055	Intel	1,052
4,365	International Business Machines	791
8,575	Kla-Tencor	623
33,825	Microsoft	1,410
6,435	Oracle	261
3,305	Qualcomm	262
10,620	Texas Instruments	508

		7,778

Materials — 3.6%
9,770	EI du Pont de Nemours	639
4,485	LyondellBasell Industries NV	438
2,715	Sherwin-Williams	562
6,755	Sonoco Products	297

		1,936

Bishop Street Funds

Dividend Value Fund	(unaudited)

Schedule of Investments

(concluded)

Shares		Value (000)

Telecommunication Services — 4.0%
14,945	AT&T	$528
34,290	Verizon Communications	1,678

		2,206

Utilities — 4.6%
7,380	American Electric Power	412
9,525	CMS Energy	297
4,210	Dominion Resources	301
3,475	Duke Energy	258
3,115	NextEra Energy	319
6,210	Northeast Utilities	293
3,160	Sempra Energy	331
6,140	Wisconsin Energy	288

		2,499

TOTAL COMMON STOCK (Cost $36,096)		53,414

PREFERRED STOCK — 0.7%
Financials — 0.7%
17,155	Fifth Third Bancorp, 8.50% (Cost $300)	366

SHORT-TERM INVESTMENT (A) 1.2%
634,383	Dreyfus Cash Management Fund, Institutional Shares, 0.040% (Cost $634)	634

TOTAL INVESTMENTS (Cost $37,030) — 100.0%		$54,414

Percentages are based on Net Assets of $54,424 (000).

‡	Real Estate Investment Trust

*	Non-income producing security.

(A)	The rate shown is the 7-day effective yield as of June 30, 2014.

ADR — American Depositary Receipt

PLC — Public Limited Company

Cost figures are shown in thousands.

The accompanying notes are an integral part of the financial statements.

June 30, 2014	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Top Ten Holdings (Unaudited)†

		Coupon Rate	Maturity Date	Percentage of Investments

1.	U.S. Treasury Bond	4.500%	08/15/39	2.2%

2.	International Business Machines	8.375%	11/01/19	1.7%

3.	St. Louis School District, Qualified School Construction Boards	6.100%	04/01/25	1.7%

4.	Aflac	8.500%	05/15/19	1.7%

5.	FHLB	5.125%	03/10/17	1.6%

6.	California State	7.950%	03/01/36	1.6%

7.	FHLB	3.750%	12/14/18	1.6%

8.	MetLife	6.817%	08/15/18	1.6%

9.	Halliburton	6.150%	09/15/19	1.6%

10.	AstraZeneca PLC	5.900%	09/15/17	1.5%

†	Percentages based on total investments. Top ten holdings do not include short-term investments.

Schedule of Investments

Face Amount (000)		Value (000)

	CORPORATE OBLIGATIONS — 61.5%
Banks — 4.3%
	Bank of Oklahoma
$500	0.914%, 05/15/17 (A)	$498
	Barclays Bank PLC
500	6.750%, 05/22/19	602
	Citigroup
520	6.000%, 08/15/17	589
	Goldman Sachs Group MTN
500	7.500%, 02/15/19	610
	JPMorgan Chase
450	3.150%, 07/05/16	469

Bishop Street Funds

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)

Banks — (continued)
	US Bancorp MTN
$500	3.000%, 03/15/22	$505

		3,273

Consumer Discretionary — 7.0%
	Anheuser-Busch InBev Finance
425	1.250%, 01/17/18	422
	AutoZone
250	4.000%, 11/15/20	266
	Comcast
550	3.600%, 03/01/24	565
	DIRECTV Holdings LLC
775	3.800%, 03/15/22	800
	Dollar General
500	1.875%, 04/15/18	496
	Ford Motor Credit LLC
500	2.375%, 03/12/19	503
	Home Depot
700	5.875%, 12/16/36	866
	Johnson Controls
500	4.250%, 03/01/21	539
	McDonald’s MTN
350	1.875%, 05/29/19	352
	Target
525	2.300%, 06/26/19	529

		5,338

Consumer Staples — 4.8%
	Campbell Soup
500	4.250%, 04/15/21	537
	Coca-Cola
200	2.450%, 11/01/20	201
	Colgate-Palmolive MTN
900	1.950%, 02/01/23	838
	ConAgra Foods
250	1.900%, 01/25/18	250
	Genentech
1,000	4.750%, 07/15/15	1,045
	Hershey
250	2.625%, 05/01/23	242

	Teva Pharmaceutical Finance BV
500	2.400%, 11/10/16	516

		3,629

June 30, 2014	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)

Energy — 7.6%
	BP Capital Markets PLC
$265	3.814%, 02/10/24	$274
	Cameron International
375	4.500%, 06/01/21	406
	Devon Energy
400	6.300%, 01/15/19	470
	Halliburton
1,000	6.150%, 09/15/19	1,193
	Hess
400	8.125%, 02/15/19	503
	Kinder Morgan Energy Partners
500	9.000%, 02/01/19	641
	Murphy Oil
625	2.500%, 12/01/17	639
	Occidental Petroleum
375	2.700%, 02/15/23	364
	ONEOK Partners
500	3.200%, 09/15/18	522
	Schlumberger Investment SA
400	3.650%, 12/01/23	416
	Valero Energy
275	6.625%, 06/15/37	342

		5,770

Financials — 14.4%
	Aflac
1,000	8.500%, 05/15/19	1,289
	Aon
500	3.125%, 05/27/16	521
	Bank of America
750	2.600%, 01/15/19	759
	Bank of New York Mellon MTN
500	4.150%, 02/01/21	546
	Branch Banking & Trust
400	1.000%, 04/03/17	398
	General Electric Capital MTN
600	1.231%, 03/15/23 (A)	601
	Lincoln National
500	8.750%, 07/01/19	648
	Marsh & McLennan
465	9.250%, 04/15/19	607
	MetLife
1,000	6.817%, 08/15/18	1,195

Bishop Street Funds

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)

Financials — (continued)
	Morgan Stanley MTN
$500	5.750%, 10/18/16	$552
500	0.678%, 10/18/16 (A)	500
	Principal Financial Group
650	8.875%, 05/15/19	839
	Prudential Financial MTN
320	7.375%, 06/15/19	396
	Royal Bank of Canada MTN
500	2.150%, 03/15/19	504
375	0.850%, 03/08/16	377
	Toyota Motor Credit MTN
500	1.375%, 01/10/18	501
	Ventas Realty
415	2.700%, 04/01/20‡	413
	Wells Fargo
300	2.150%, 01/15/19	303

		10,949

Health Care — 8.0%
	Amgen
350	5.700%, 02/01/19	405
520	2.200%, 05/22/19	519
	AstraZeneca PLC
1,000	5.900%, 09/15/17	1,143
	Becton Dickinson and
500	3.125%, 11/08/21	514
	Celgene
250	3.250%, 08/15/22	250
	Cigna Corp
600	8.500%, 05/01/19	767
	Gilead Sciences
875	3.050%, 12/01/16	917
	Merck Sharp & Dohme
750	5.000%, 06/30/19	854
	UnitedHealth Group
700	2.875%, 03/15/22	696

		6,065

Industrials — 2.1%
	Caterpillar
500	7.900%, 12/15/18	626
	Emerson Electric
500	2.625%, 02/15/23	488

June 30, 2014	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)

Industrials — (continued)
	Raytheon
$475	2.500%, 12/15/22	$456

		1,570

Information Technology — 5.6%
	Affiliated Computer Services
500	5.200%, 06/01/15	521
	EMC
250	1.875%, 06/01/18	252
	Ingram Micro
170	5.000%, 08/10/22	178
	Intel
425	1.350%, 12/15/17	425
	International Business Machines
1,000	8.375%, 11/01/19	1,308
	Microsoft
500	3.625%, 12/15/23	522
	Symantec
500	4.200%, 09/15/20	519
	Texas Instruments
500	1.000%, 05/01/18	491

		4,216

Materials — 4.0%
	BHP Billiton Finance
950	5.250%, 12/15/15	1,016
	Mosaic
500	5.625%, 11/15/43	570
10	3.750%, 11/15/21	10
	Praxair
500	2.200%, 08/15/22	472
	Rio Tinto Finance USA
750	9.000%, 05/01/19	983

		3,051

Telecommunication Services — 1.0%
	AT&T
305	5.500%, 02/01/18	345
	Verizon Communications
350	3.650%, 09/14/18	374

		719

Bishop Street Funds

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)

Transportation — 1.5%
	Burlington Northern Santa Fe LLC
$625	4.450%, 03/15/43	$622
	Continental Airlines
465	9.000%, 07/08/16	525

		1,147

Utilities — 1.2%
	CenterPoint Energy
350	5.950%, 02/01/17	391
	Dominion Resources
250	5.200%, 01/15/16	266
	Duke Energy
250	1.625%, 08/15/17	252

		909

TOTAL CORPORATE OBLIGATIONS (Cost $44,767)		46,636

	U.S. TREASURY OBLIGATIONS — 17.1%
	U.S. Treasury Bond
700	7.250%, 05/15/16	789
800	6.000%, 02/15/26	1,069
500	5.375%, 02/15/31	656
500	4.750%, 02/15/37	629
1,350	4.500%, 08/15/39	1,645
335	3.750%, 08/15/41	364
1,000	3.625%, 08/15/43	1,056
1,000	2.875%, 05/15/43	914
	U.S. Treasury Note
275	3.750%, 11/15/18	303
350	3.625%, 02/15/21	385
625	3.125%, 10/31/16	662
500	3.125%, 01/31/17	531
600	2.875%, 03/31/18	637
405	2.625%, 04/30/16	422
1,000	2.375%, 02/28/15	1,015
500	2.375%, 07/31/17	522
1,000	2.125%, 05/31/15	1,018
325	1.375%, 02/28/19	323

TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,353)		12,940

June 30, 2014	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)

MUNICIPAL BONDS — 8.2%
	California State, Educational Facilities Authority, Build
	America Bonds, Ser B, RB
$225	2.250%, 10/01/21	$212
	California State, GO
1,000	7.950%, 03/01/36	1,219
560	6.509%, 04/01/39	635
	Hawaii State, Build America Bonds, GO
100	5.330%, 02/01/26	118
	Houston, Independent School District, GO
250	6.125%, 02/15/28	283
	Hudson County, Improvement Authority, RB, AGM Insured
575	7.400%, 12/01/25	698
	Kauai County, Build America Bonds, GO
500	5.663%, 08/01/29	589
	Napa Valley Unified School District, GO
225	6.507%, 08/01/43	290
	New York City, GO
300	6.268%, 03/01/31	341
	Rutgers The State, University of New Jersey, RB
500	3.896%, 05/01/20	532
	St. Louis School District, Qualified School Construction
	Boards, GO
1,070	6.100%, 04/01/25	1,298

TOTAL MUNICIPAL BONDS (Cost $5,906)		6,215

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.7%
	FHLB
1,100	5.125%, 03/10/17	1,221
475	4.750%, 03/10/23	553
1,000	4.125%, 03/13/20	1,117
1,100	3.750%, 12/14/18	1,199
	FHLMC
875	8.250%, 06/01/16	1,002

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,875)		5,092

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 3.1%
	FHLMC, Ser E01488
195	5.000%, 10/01/18	208
	FHLMC, Ser G12710
201	5.500%, 07/01/22	213

Bishop Street Funds

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — (continued)
	FNMA, Ser 2003-33, Cl AB
$298	3.750%, 03/25/33	$306
	FNMA, Ser 2003-58, Cl D
107	3.500%, 07/25/33	111
	FNMA, Ser 2013-92, Cl MT
120	4.000%, 07/25/41	128
	FNMA, Ser 889958
92	5.000%, 10/01/23	100
	GNMA, Ser 2011-112, Cl JP
650	2.000%, 02/20/40	653
	GNMA, Ser 2013-109, Cl GA
601	3.500%, 07/16/43	603

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $2,294)		2,322

NON-AGENCY MORTGAGE-BACKED OBLIGATION (A) — 1.1%
	GSR Mortgage Loan Trust, Ser 2004-4, Cl 3A2
904	1.880%, 04/25/32 (Cost $815)	860

SHORT-TERM INVESTMENT (B) — 1.5%
	Dreyfus Cash Management Fund, Institutional Shares, 0.040%
1,110,336	(Cost $1,110)	1,110

TOTAL INVESTMENTS (Cost $72,120) — 99.2%		$75,175

Percentages are based on Net Assets of $75,808 (000).

‡	Real Estate Investment Trust

(A)	Floating Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on June 30, 2014. The maturity date shown is the final maturity date.

(B)	The rate shown is the 7-day effective yield as of June 30, 2014.

AGM — Assured Guaranty Municipal Corp.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Corporation

GNMA — Government National Mortgage Corporation

GO — General Obligation

June 30, 2014	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

(concluded)

LLC — Limited Liability Corporation

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

Cost figures are shown in thousands.

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Top Ten Holdings (Unaudited)†

		Coupon Rate	Maturity Date	Percentage of Investments

1.	Hawaii State, Airport System Authority, Ser A	5.250%	07/01/27	1.9%

2.	Hawaii State, Ser EA	5.000%	12/01/22	1.7%

3.	Hawaii Department of Budget & Finance State, Sub-Ser	6.500%	07/01/39	1.6%

4.	Honolulu Hawaii City & County, Ser A	4.000%	11/01/19	1.5%

5.	Hawaii State, Airport System Authority, AMT	5.000%	07/01/24	1.5%

6.	Hawaii State, Housing Finance & Development, Rental Housing System, Ser B, AGM Insured	6.500%	07/01/33	1.5%

7.	Honolulu Hawaii City & County, Board of Water Supply, Ser A, NATL Insured	5.000%	07/01/26	1.4%

8.	Hawaii State, Department of Hawaiian Home Lands,Kapolei Office Facilities, Ser A, AGM Insured	5.000%	11/01/31	1.4%

9.	University of Hawaii, Ser A, NATL Insured	4.500%	07/15/23	1.4%

10.	Hawaii State, Highway Authority, Ser B, AGM Insured	5.250%	07/01/19	1.3%

†	Percentages based on total investments. Top ten holdings do not include short-term investments.

Schedule of Investments

Face Amount (000)		Value (000)

	MUNICIPAL BONDS — 98.6%
Alabama — 0.2%
	Huntsville, Electric System Revenue, RB
$225	5.250%, 12/01/29	$262

June 30, 2014	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)

Alaska — 0.8%
	Alaska Municipal Bond Bank Authority, Ser 3, RB, Bond Bank Moral Obligation Insured
$1,000	5.000%, 09/01/22	$1,177

Arkansas — 0.4%
	Little Rock, Sewer Revenue, RB
500	5.000%, 08/01/20	587

California — 4.2%
	California State, GO
200	5.000%, 02/01/21	239
500	5.000%, 02/01/22	601
420	5.000%, 11/01/32	477
1,000	5.000%, 04/01/38	1,085
170	4.500%, 03/01/21	194
150	4.500%, 08/01/30	161
	California State, Health Facilities Financing Authority, Stanford Hospital, Ser B, RB
1,000	5.000%, 11/15/25	1,133
	California State, Public Works Board, Ser G, GO
275	5.000%, 12/01/22 , Pre-Refunded @ 100 (A)	336
	Sonoma County, Junior College District, GO
1,000	5.000%, 08/01/27	1,177
	University of California, Ser AF, RB
1,000	5.000%, 05/15/36	1,127

		6,530

Florida — 0.7%
	Jacksonville, Capital Improvement Revenue Funding, RB
1,000	5.000%, 10/01/30	1,125

Hawaii — 82.1%
	Hawaii County, Ser A, GO
500	5.000%, 09/01/20	589
1,000	5.000%, 07/15/22	1,148
250	5.000%, 09/01/22	299
500	4.000%, 03/01/22	547
	Hawaii County, Ser A, GO, AMBAC Insured
1,000	5.000%, 07/15/15	1,050
	Hawaii County, Ser A, GO, NATL Insured
500	5.000%, 07/15/14 , Pre-Refunded @ 100 (A)	501
	Hawaii County, Ser B, GO
200	5.000%, 09/01/22	240
	Hawaii Department of Budget & Finance State, Sub-Ser
2,050	6.500%, 07/01/39	2,351

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)

Hawaii — (continued)
	Hawaii State, Airport System Authority, RB, AGM Insured
$1,000	5.250%, 07/01/27	$1,144
	Hawaii State, Airport System Authority, Ser A, RB
375	5.250%, 07/01/21	435
250	5.250%, 07/01/23	289
2,500	5.250%, 07/01/27	2,861
900	5.250%, 07/01/30	996
1,250	5.000%, 07/01/22	1,427
	Hawaii State, Airport System Authority, RB, AMT
2,000	5.000%, 07/01/24	2,245
1,500	4.125%, 07/01/24	1,592
1,000	3.000%, 07/01/17	1,051
	Hawaii State, Department of Budget & Finance, Electric Company Project, Ser B, RB, AMT, NATL Insured
1,000	4.600%, 05/01/26	1,029
	Hawaii State, Department of Budget & Finance, Mid Pacific Institute, RB, Radian Insured
1,000	5.000%, 01/01/26	1,012
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser A, RB
425	6.000%, 07/01/33	494
1,000	4.625%, 07/01/21	1,103
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser B, RB
225	5.000%, 07/01/18	253
335	4.000%, 07/01/16	355
55	3.000%, 07/01/19	57
	Hawaii State, Department of Budget & Finance, RB
300	3.600%, 11/15/20	303
300	3.350%, 11/15/19	304
	Hawaii State, Department of Hawaiian Home Lands, Kapolei Office Facilities, Ser A, COP, AGM Insured
2,000	5.000%, 11/01/31	2,153
110	4.250%, 11/01/26	114
	Hawaii State, Department of Transportation, RB, AMT
1,525	5.000%, 08/01/21	1,736
1,000	5.000%, 08/01/27	1,092
	Hawaii State, Harbor System Revenue, Ser A, RB
100	5.000%, 07/01/25	111
1,125	4.250%, 07/01/21	1,245
	Hawaii State, Harbor System Revenue, Ser B, RB, AMT, AGM Insured
500	5.000%, 01/01/23	501

June 30, 2014	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)

Hawaii — (continued)
	Hawaii State, Highway Authority, RB
$500	5.750%, 01/01/28	$581
605	5.500%, 07/01/18	710
1,000	5.500%, 01/01/25	1,151
	Hawaii State, Highway Authority, RB, BHAC Insured
550	4.750%, 01/01/22	615
	Hawaii State, Highway Authority, Ser A, RB
700	5.000%, 01/01/31	787
	Hawaii State, Highway Authority, Ser A, RB, AGM Insured
500	5.000%, 07/01/19	523
1,000	5.000%, 07/01/21	1,048
1,565	5.000%, 07/01/22	1,640
	Hawaii State, Highway Authority, Ser B, RB, AGM Insured
1,250	5.250%, 07/01/18	1,454
1,600	5.250%, 07/01/19	1,902
1,500	5.000%, 07/01/16	1,570
	Hawaii State, Housing Finance & Development, Halelauwila Place Project, Ser A, RB
700	0.700%, 12/01/15	700
	Hawaii State, Housing Finance & Development, Kuhio Park Terrace Multi-Family Housing, Ser A, RB, FHLMC Insured
200	3.900%, 04/01/22	212
115	3.750%, 04/01/21	121
180	3.500%, 04/01/20	188
115	3.000%, 04/01/18	119
	Hawaii State, Housing Finance & Development, Rental Housing System, Ser B, RB, AGM Insured
2,000	6.500%, 07/01/33	2,176
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser B, RB, GNMA/FNMA Insured
490	3.450%, 01/01/22	508
	Hawaii State, Housing Finance & Development, Wilikina Apartments Project, Ser A, RB
1,000	5.000%, 05/01/34	995
	Hawaii State, Ser DF, GO, AMBAC Insured
90	5.000%, 07/01/15, Pre-Refunded @ 100 (A)	94
470	5.000%, 07/01/21	488
	Hawaii State, Ser DG, GO, AMBAC Insured
1,110	5.000%, 07/01/16	1,163
	Hawaii State, Ser DI, GO, AGM Insured
1,935	5.000%, 03/01/16, Pre-Refunded @ 100 (A)	2,087
375	5.000%, 03/01/25	399

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)

Hawaii — (continued)
	Hawaii State, Ser DK, GO
$280	5.000%, 05/01/18	$322
475	5.000%, 05/01/25	539
1,000	5.000%, 05/01/27	1,129

	Hawaii State, Ser DN, GO
200	5.250%, 08/01/25	231
	Hawaii State, Ser DO, GO
850	5.000%, 08/01/17	961
	Hawaii State, Ser DQ, GO
100	5.000%, 06/01/21	118
	Hawaii State, Ser DR, GO
1,095	5.000%, 06/01/17	1,232
1,000	5.000%, 06/01/19	1,175
505	4.250%, 06/01/19	575
	Hawaii State, Ser DT, GO
270	5.000%, 11/01/19	320
225	4.500%, 11/01/19	261
	Hawaii State, Ser DY, GO
825	5.000%, 02/01/19	963
1,000	5.000%, 02/01/20	1,184
125	4.000%, 02/01/20	141
	Hawaii State, Ser DZ, GO
1,025	5.000%, 12/01/17	1,170
900	5.000%, 12/01/21	1,087
1,000	5.000%, 12/01/22	1,200
960	5.000%, 12/01/23	1,146
190	5.000%, 12/01/24	226
120	5.000%, 12/01/26	141
250	5.000%, 12/01/28	292
250	5.000%, 12/01/30	288
1,000	5.000%, 12/01/31	1,146
	Hawaii State, Ser EA, GO
225	5.000%, 12/01/20	270
935	5.000%, 12/01/21	1,129
2,150	5.000%, 12/01/22	2,579
	Hawaii State, Ser EF, GO
130	5.000%, 11/01/21	157
1,275	5.000%, 11/01/22	1,546
300	5.000%, 11/01/23	360
	Hawaii State, Ser EH, GO
1,000	5.000%, 08/01/18	1,158
300	5.000%, 08/01/20	358

June 30, 2014	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)

Hawaii — (continued)
$200	5.000%, 08/01/24	$240
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
1,050	5.000%, 07/01/19	1,238
100	4.000%, 07/01/18	110
400	3.000%, 07/01/17	429
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB, NATL Insured
2,000	5.000%, 07/01/26	2,158
	Honolulu Hawaii City & County, Board of Water Supply, Ser B, RB, AMT, NATL Insured
1,000	5.250%, 07/01/20	1,088
1,000	5.250%, 07/01/21	1,087
325	5.000%, 07/01/15	339
	Honolulu Hawaii City & County, Board of Water Supply, Ser B, RB, AMT, NATL
50	5.000%, 07/01/16	54
	Honolulu Hawaii City & County, Ser A, AGM Insured
60	5.000%, 07/01/19	68
	Honolulu Hawaii City & County, Ser A, GO
100	5.250%, 08/01/31	115
1,100	5.250%, 04/01/32	1,258
680	5.000%, 11/01/21	816
1,100	5.000%, 11/01/22	1,330
1,000	5.000%, 04/01/33	1,092
1,000	4.250%, 08/01/32	1,057
2,000	4.000%, 11/01/19	2,255
325	4.000%, 08/01/22	359
500	4.000%, 11/01/37	515
	Honolulu Hawaii City & County, Ser A, GO, AGM Insured
1,000	5.000%, 07/01/22	1,126
	Honolulu Hawaii City & County, Ser B, GO
300	5.000%, 12/01/16	332
250	5.000%, 12/01/18	291
395	5.000%, 08/01/21	473
350	5.000%, 08/01/22	411
	Honolulu Hawaii City & County, Ser B, GO, AGM Insured
1,015	5.250%, 07/01/16	1,113
575	5.250%, 07/01/18	671
	Honolulu Hawaii City & County, Ser C, GO
200	4.750%, 09/01/18	229
	Honolulu Hawaii City & County, Ser D, GO
1,000	5.250%, 09/01/22	1,181

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)

Hawaii — (continued)
	Honolulu Hawaii City & County, Ser D, GO, NATL Insured
$1,500	5.000%, 07/01/15, Pre-Refunded @ 100 (A)	$1,572
	Honolulu Hawaii City & County, Ser F, GO, NATL Insured
1,000	5.000%, 07/01/15 , Pre-Refunded @ 100 (A)	1,048
	Honolulu Hawaii City & County, Ser F, NATL Insured
230	4.250%, 07/01/14	230
	Honolulu Hawaii City & County, Wastewater System Authority, Ser A, RB
635	5.000%, 07/01/20	742
1,000	5.000%, 07/01/25	1,148
100	5.000%, 07/01/31	113
1,000	5.000%, 07/01/38	1,088
	Honolulu Hawaii City & County, Wastewater System Authority, Ser Junior A-1, RB, NATL Insured
815	5.000%, 07/01/22	882
	Honolulu Hawaii City & County, Wastewater System Authority, Ser Senior A, RB, NATL Insured
1,650	5.000%, 07/01/31	1,771
	Honolulu Hawaii City & County, Wastewater System Authority, Waipahu Towers Project, Ser A, RB, AMT, GNMA Insured
175	6.900%, 06/20/35	175
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser B, RB
1,255	5.000%, 07/01/20	1,498
	Kauai County, Ser A, GO
250	5.000%, 08/01/21	296
150	5.000%, 08/01/23	177
250	4.000%, 08/01/24	274
250	3.250%, 08/01/23	259
	Kauai County, Ser A, GO, NATL Insured
2,000	5.000%, 08/01/15, Pre-Refunded @ 100 (A)	2,104
160	4.250%, 08/01/14	161
	Kauai County, Ser A, GO, NATL
1,195	5.000%, 08/01/15 , Pre-Refunded @ 100 (A)	1,257
415	5.000%, 08/01/21	436
	Maui County, GO
250	5.000%, 06/01/20	293
150	5.000%, 06/01/21	179
	Maui County, GO, NATL Insured
15	5.000%, 03/01/15 , Pre-Refunded @ 100 (A)	16
85	5.000%, 03/01/17	88
205	5.000%, 03/01/24	211

June 30, 2014	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)

Hawaii — (continued)
	Maui County, Ser A, GO
$1,000	5.000%, 07/01/19	$1,121
	Maui County, Ser A, GO, AGM Insured
1,000	3.500%, 07/01/16	1,060
	Maui County, Ser A, GO, NATL Insured
1,000	4.750%, 07/01/25	1,072
	Maui County, Ser B, GO
375	4.000%, 06/01/16	402
500	4.000%, 06/01/21	551
	Maui County, Ser B, GO, NATL Insured
500	5.000%, 07/01/16	545
	University of Hawaii, College Improvements Project, Ser A, RB, AGC Insured
1,400	5.000%, 10/01/23	1,505
	University of Hawaii, College Improvements Project, Ser A, RB, NATL Insured
200	5.000%, 07/15/19	217
150	5.000%, 07/15/22	163
	University of Hawaii, Ser A, RB
100	6.000%, 10/01/38	120
	University of Hawaii, Ser A, RB, NATL Insured
975	5.000%, 07/15/21	1,059
2,000	4.500%, 07/15/23	2,146
	University of Hawaii, Ser A-2, RB
1,030	4.000%, 10/01/18	1,139

		123,815

Indiana — 0.1%
	Indiana State, Housing & Community Development Authority, Ser C, RB, GNMA/FNMA/FHLMC Insured
90	4.100%, 06/01/27	94

Kansas — 0.4%
	Sedgwick County, Unified School District No. 260 Derby, GO
500	5.000%, 10/01/29	567

Kentucky — 0.4%
	Kentucky Asset Liability Commission, Ser A, RB
575	5.000%, 09/01/21	672

Maine — 0.5%
	Maine State, Health & Higher Educational Facilities Authority, Ser A, RB
750	5.250%, 07/01/31	817

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)

Maryland — 0.8%
	Baltimore, Ser B, RB
$500	5.000%, 07/01/27	$588
	Maryland State, GO
575	5.000%, 03/01/22	676

		1,264

Massachusetts — 0.5%
	Massachusetts Bay, Transportation Authority, Ser A, RB
600	5.250%, 07/01/29	746

Nebraska — 0.1%
	Omaha, GO
100	5.250%, 10/15/19	117

New Mexico — 0.1%
	New Mexico State, Finance Authority, Ser Senior, RB
150	5.000%, 06/01/26	170

New York — 2.4%
	Metropolitan Transportation Authority, Ser A, RB
1,000	4.000%, 11/15/20	1,120
	New York City Trust for Cultural Resources, Ser S
1,000	5.000%, 07/01/41	1,110
	New York, New York, Ser H, GO
500	5.000%, 08/01/20	591
500	4.000%, 08/01/18	557
	New York, New York, Ser J. GO
275	5.000%, 08/01/33	310

		3,688

Oklahoma — 0.8%
	Oklahoma City Water Utilities Trust, RB
125	5.000%, 07/01/40	138
	Oklahoma Water Resources Board, RB
1,000	3.000%, 10/01/18	1,075

		1,213

Oregon — 0.2%
	Oregon State, Facilities Authority, Providence Health Services, RB
225	5.000%, 10/01/19	263

South Carolina — 0.4%
	Sumter South Carolina, Waterworks & Sewer Improvement
	Systems, RB, XLCA Insured
500	5.000%, 12/01/21	561

June 30, 2014	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)

Texas — 2.3%
	Dallas Area Rapid Transit
$500	5.000%, 12/01/36	$555
	Dallas Area Rapid Transit, Ser Senior, RB
225	5.000%, 12/01/19	261
	Dallas, International Airport Refunding & Improvement, Ser C, RB
750	5.000%, 11/01/21	890
	Midland County, Fresh Water Supply District No. 1, Ser A
1,000	5.000%, 09/15/37 (B)	337
	North East Independent School District, GO
275	5.250%, 02/01/28	346
	Port of Houston Authority, Ser D-1, GO
1,000	5.000%, 10/01/35	1,138

		3,527

Utah — 0.2%
	Central Utah Water Conservancy District, Ser B, GO
200	5.250%, 04/01/23	238

Washington — 1.0%
	Port of Seattle Washington, Ser A, RB
750	5.000%, 08/01/26	856
	Washington State, Ser R-2015
450	5.000%, 07/01/20	536

		1,392

TOTAL MUNICIPAL BONDS (Cost $143,736)		148,825

SHORT-TERM INVESTMENT (C) — 0.5%
	Dreyfus Tax-Exempt Cash Management Fund, Institutional
843,599	Shares, 0.000% (Cost $844)	844

TOTAL INVESTMENTS (Cost $144,580) — 99.1%		$149,669

Percentages are based on Net Assets of $150,983 (000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C)	The rate reported is the 7-day effective yield as of June 30, 2014.

AGC — American Guarantee Corporation

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Company

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(concluded)

AMT — Alternative Minimum Tax

BHAC — Berkshire Hathaway Assurance Corporation

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Corporation

GNMA — Government National Mortgage Corporation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

XLCA — XL Capital

Cost figures are shown in thousands.

The accompanying notes are an integral part of the financial statements.

June 30, 2014	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Statements of Assets and Liabilities (000)

June 30, 2014

	Strategic Growth Fund	Dividend Value Fund	High Grade Income Fund
Assets:
Investments, at Cost	$45,124	$37,030	$72,120

Investments, at Value	$50,965	$54,414	$75,175
Receivable for Fund Shares Sold	6	–	21
Dividends and Interest Receivable	–	80	738
Reclaim Receivable	–	5	1
Prepaid Expenses	3	2	4

Total Assets	50,974	54,501	75,939

Liabilities:
Payable for Investment Securities Purchased	288	–	–
Payable for Fund Shares Redeemed	33	–	1
Advisory Fees Payable	31	29	20
Administrative Fees Payable	5	5	7
Shareholder Servicing Fees Payable	4	12	6
Chief Compliance Officer Fees Payable	2	2	2
Trustees Fees Payable	1	1	1
Income Distribution Payable	–	–	46
Other Accrued Expenses Payable	37	28	48

Total Liabilities	401	77	131

Net Assets	$50,573	$54,424	$75,808

Paid-in Capital	$42,444	$47,716	$72,415
Undistributed Net Investment Income (Accumulated Net Investment Loss/Distribution in excess)	(236)	(3)	1
Accumulated Net Realized Gain (Loss) on Investments	2,524	(10,673)	337
Net Unrealized Appreciation on Investments	5,841	17,384	3,055

Net Assets	$50,573	$54,424	$75,808

Class I Shares:
Net Assets	$50,573	$54,424	$75,808
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,431	4,192	7,541
Net Asset Value, Offering and Redemption Price Per Share — Class I (Net Assets / Shares Outstanding)	$14.74	$12.98	$10.05

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds

Bishop Street Funds	(unaudited)

Statements of Assets and Liabilities (000)

June 30, 2014

Hawaii Municipal Bond Fund
Assets:
Investments, at Cost	$144,580

Investments, at Value	$149,669
Dividends and Interest Receivable	2,369
Receivable for Fund Shares Sold	113
Reclaim Receivable	—
Due from Shareholder Servicing Agent	—
Due from Administrator	—
Prepaid Expenses	6

Total Assets	152,157

Liabilities:
Payable for Investment Securities Purchased	695
Income Distribution Payable	246
Payable for Fund Shares Redeemed	81
Advisory Fees Payable	24
Shareholder Servicing Fees Payable	12
Administrative Fees Payable	9
Chief Compliance Officer Fees Payable	4
Trustees Fees Payable	2
Other Accrued Expenses Payable	101

Total Liabilities	1,174

Net Assets	$150,983

Paid-in Capital	$146,202
Undistributed Net Investment Income	1
Accumulated Net Realized Loss on Investments	(309)
Net Unrealized Appreciation on Investments	5,089

Net Assets	$150,983

Class I Shares:
Net Assets	$128,449
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	11,888
Net Asset Value, Offering and Redemption Price Per Share — Class I (Net Assets / Shares Outstanding)	$10.81

Class A Shares:
Net Assets	$22,534
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,086
Net Asset Value and Redemption Price Per Share — Class I (Net Assets / Shares Outstanding)	$10.80

Maximum Offering Price Per Shares — Class A ($10.80/ 97.00%)	$11.13

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

June 30, 2014	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Statements of Operations (000)

For the six-month period ended June 30, 2014

	Strategic Growth Fund	Dividend Value Fund	High Grade Income Fund
Investment Income:
Dividend Income	$79	$1,086	$—
Interest Income	—	—	1,131
Less: Foreign Taxes Withheld	(1)	(10)	—

Total Investment Income	78	1,076	1,131

Expenses:
Investment Adviser Fees	202	217	204
Shareholder Servicing Fees	68	73	93
Administrative Fees	55	59	74
Chief Compliance Officer Fees	2	2	3
Transfer Agent Fees	21	22	24
Audit Fees	7	8	10
Printing Fees	7	7	9
Trustees’ Fees	4	4	5
Legal Fees	4	5	6
Custody Fees	2	2	2
Registration Fees	1	1	9
Pricing Fees	1	1	10
Miscellaneous Expenses	3	3	4

Total Expenses	377	404	453

Less Waivers:
Shareholder Servicing Fees	(41)	(44)	(56)
Administrative Fees	(22)	(23)	(30)
Investment Adviser Fees	—	(29)	(86)

Total Waivers	(63)	(96)	(172)

Total Net Expenses	314	308	281

Net Investment Income (Loss)	(236)	768	850

Net Realized Gain on Investments	1,835	5,134	322
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,154)	(2,612)	1,723

Net Realized and Unrealized Gain on Investments	681	2,522	2,045

Increase in Net Assets Resulting from Operations	$445	$3,290	$2,895

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds

Bishop Street Funds	(unaudited)

Statements of Operations (000)

For the six-month period ended June 30, 2014

Hawaii Municipal Bond Fund
Investment Income:
Interest Income	$2,410

Total Investment Income	2,410

Expenses:
Investment Adviser Fees	262
Shareholder Servicing Fees	187
Administrative Fees	150
Distribution Fees, Class A	29
Chief Compliance Officer Fees	6
Transfer Agent Fees	45
Audit Fees	20
Pricing Fees	20
Printing Fees	18
Legal Fees	12
Trustees’ Fees	10
Registration Fees	5
Custody Fees	4
Miscellaneous Expenses	8

Total Expenses	776

Less Waivers:
Investment Adviser Fees	(125)
Shareholder Servicing Fees	(112)
Administrative Fees	(97)

Total Waivers	(334)

Total Net Expenses	442

Net Investment Income	1,968

Net Realized Gain on Investments	520
Net Change in Unrealized Appreciation on Investments	3,475

Net Realized and Unrealized Gain on Investments	3,995

Increase in Net Assets Resulting from Operations	$5,963

The accompanying notes are an integral part of the financial statements.

June 30, 2014	www.bishopstreetfunds.com

Bishop Street Funds

Statements of Changes in Net Assets (000)

For the six-month period ended June 30, 2014 (unaudited) and the year ended December 31, 2013

	Strategic Growth Fund		Dividend Value Fund
	2014	2013	2014	2013
Investment Activities from Operations:
Net Investment Income (Loss)	$(236)	$(135)	$768	$1,089
Net Realized Gain on Investments	1,835	14,858	5,134	4,630
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,154)	840	(2,612)	9,171

Increase in Net Assets Resulting from Operations	445	15,563	3,290	14,890

Dividends and Distributions to Shareholders:
Net Investment Income:
Class I Shares	—	—	(773)	(1,091)
Capital Gains:
Class I Shares	—	(11,683)	—	—

Total Dividends and Distributions to Shareholders	—	(11,683)	(773)	(1,091)

Capital Share Transactions:
Proceeds from Shares Issued	2,624	3,189	963	925
Reinvestments of Cash Distributions	—	8,843	544	781
Cost of Shares Redeemed	(9,494)	(5,558)	(11,060)	(11,182)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(6,870)	6,474	(9,553)	(9,476)

Total Increase (Decrease) in Net Assets	(6,425)	10,354	(7,036)	4,323

Net Assets:
Beginning of Period	56,998	46,644	61,460	57,137

End of Period	$50,573	$56,998	$54,424	$61,460

Undistributed (Distributions in Excess of) Net Investment Loss	$(236)	$—	$(3)	$2

Share Transactions:
Shares Issued	178	197	78	83
Shares Issued in Lieu of Cash Distributions	—	641	43	68
Shares Redeemed	(662)	(363)	(874)	(1,021)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(484)	475	(753)	(870)

Amounts designated as “—” are either $0, or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds

Bishop Street Funds

Statements of Changes in Net Assets (000)

For the six-month period ended June 30, 2014 (unaudited) and the year ended December 31, 2013

	High Grade Income Fund		Hawaii Municipal Bond Fund
	2014	2013	2014	2013
Investment Activities from Operations:
Net Investment Income	$850	$1,753	$1,968	$4,225
Net Realized Gain (Loss) on Investments	322	1,338	520	(830)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,723	(5,307)	3,475	(7,489)

Increase (Decrease) in Net Assets Resulting from Operations	2,895	(2,216)	5,963	(4,094)

Dividends and Distributions to Shareholders:
Net Investment Income:
Class I Shares	(850)	(1,729)	(1,695)	(3,598)
Class A Shares	—	—	(279)	(623)
Capital Gains:
Class I Shares	—	(1,742)	—	(531)
Class A Shares	—	—	—	(100)

Total Dividends and Distributions to Shareholders	(850)	(3,471)	(1,974)	(4,852)

Capital Share Transactions:
Class I Shares:
Proceeds from Shares Issued	3,406	5,470	6,869	19,570
Reinvestments of Cash Distributions	566	2,240	285	704
Cost of Shares Redeemed	(4,216)	(13,787)	(8,361)	(20,664)

Total Class I Capital Share Transactions	(244)	(6,077)	(1,207)	(390)

Class A Shares:
Proceeds from Shares Issued	—	—	273	2,503
Reinvestments of Cash Distributions	—	—	210	603
Cost of Shares Redeemed	—	—	(2,930)	(2,961)

Total Class A Capital Share Transactions	—	—	(2,447)	145

Net Decrease in Net Assets from Capital Share Transactions	(244)	(6,077)	(3,654)	(245)

Total Increase (Decrease) in Net Assets	1,801	(11,764)	335	(9,191)

Net Assets:
Beginning of Period	74,007	85,771	150,648	159,839

End of Period	$75,808	$74,007	$150,983	$150,648

Undistributed Net Investment Income	$1	$1	$1	$7

Share Transactions:
Class I Shares:
Shares Issued	343	534	642	1,806
Shares Issued in Lieu of Cash Distributions	56	224	27	66
Shares Redeemed	(424)	(1,357)	(783)	(1,921)

Total Class I Transactions	(25)	(599)	(114)	(49)

Class A Shares:
Shares Issued	—	—	25	228
Shares Issued in Lieu of Cash Distributions	—	—	20	56
Shares Redeemed	—	—	(274)	(274)

Total Class A Transactions	—	—	(229)	10

Net Decrease in Shares Outstanding from Share Transactions	(25)	(599)	(343)	(39)

Amounts designated as “—” are either $0 or zero shares, or have been rounded to $0 or zero shares.

The accompanying notes are an integral part of the financial statements.

June 30, 2014	www.bishopstreetfunds.com

Bishop Street Funds

Financial Highlights

For a share outstanding throughout the six-month period ended June 30, 2014 (unaudited) and the years ended December 31,

		Investment Activities		Total Investment Activities from Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments		Net Investment Income	Capital Gains	Total Dividends and Distributions

STRATEGIC GROWTH FUND
Class I Shares:
2014	$14.56	$(0.06)	$0.24	$0.18	$—	$—	$—
2013	13.56	(0.04)	4.59	4.55	—	(3.55)	(3.55)
2012	12.24	0.03	1.32 ††	1.35	(0.03)	—	(0.03)
2011	12.65	(0.01)	(0.40)	(0.41)	—	—	—
2010	10.64	(0.01)	2.02	2.01	—	—	—
2009	8.08	— **	2.56	2.56	—	—	—
DIVIDEND VALUE FUND
Class I Shares:
2014	$12.43	$0.16	$0.56	$0.72	$(0.17)	$—	$(0.17)
2013	9.83	0.21	2.61	2.82	(0.22)	—	(0.22)
2012	9.05	0.21	0.79	1.00	(0.22)	—	(0.22)
2011	8.68	0.19	0.37	0.56	(0.19)‡	—	(0.19)
2010	7.83	0.16	0.85	1.01	(0.16)‡	—	(0.16)
2009	6.02	0.06	1.81	1.87	(0.06)	—	(0.06)
HIGH GRADE INCOME FUND
Class I Shares:
2014	$9.78	$0.11	$0.27	$0.38	$(0.11)	$—	$(0.11)
2013	10.51	0.22	(0.50)	(0.28)	(0.22)	(0.23)	(0.45)
2012	10.44	0.26	0.26	0.52	(0.26)	(0.19)	(0.45)
2011	10.42	0.35	0.36	0.71	(0.34)	(0.35)	(0.69)
2010	10.65	0.41	0.18	0.59	(0.40)	(0.42)	(0.82)
2009	10.56	0.43	0.44	0.87	(0.43)	(0.35)	(0.78)

(1)	Per share net investment income calculated using average shares.
*	Annualized.
**	Amount represents less than $0.01.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.
††	Includes payment by affiliate of $0.03 per share. If payments by affiliates were not made, total return would have been decreased by 0.27%. (See Note 5)
‡	Includes return of capital of less than $0.01.

Amounts designated as “—” are either $0 or have been rounded to $0.

Bishop Street Funds

Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investments Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$14.74	1.24%	$50,573	1.15	%*	1.38	%*	(0.87	)%*	26%
14.56	35.03	56,998	1.17		1.40		(0.26)		130
13.56	11.05 ††	46,644	1.17		1.40		0.21		68
12.24	(3.24)	50,413	1.16		1.39		(0.12)		53
12.65	18.89	50,054	1.14		1.37		(0.12)		53
10.64	31.68	60,929	1.11		1.34		0.00		54

$12.98	5.81%	$54,424	1.05	%*	1.38	%*	2.62	%*	10%
12.43	28.84	61,460	1.05		1.38		1.87		13
9.83	11.07	57,137	1.05		1.38		2.19		17
9.05	6.53	58,686	1.05		1.38		2.16		11
8.68	13.07	53,864	1.05		1.47		1.98		84
7.83	31.28	50,259	1.05		1.36		0.89		82

$10.05	3.93%	$75,808	0.76	%*	1.22	%*	2.29	%*	16%
9.78	(2.69)	74,007	0.76		1.21		2.18		35
10.51	5.05	85,771	0.76		1.20		2.47		39
10.44	6.94	93,106	0.76		1.17		3.31		52
10.42	5.63	103,885	0.76		1.16		3.79		39
10.65	8.41	126,334	0.76		1.13		4.08		82

The accompanying notes are an integral part of the financial statements.

June 30, 2014	www.bishopstreetfunds.com

Bishop Street Funds

Financial Highlights

For a share outstanding throughout the six-month period ended June 30, 2014 (unaudited) and the years ended December 31,

		Investment Activities		Total Investment Activities from Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments		Net Investment Income	Capital Gains	Total Dividends and Distributions

HAWAII MUNICIPAL BOND FUND
Class I Shares:
2014	$10.52	$0.14	$0.29	$0.43	$(0.14)	$—	$(0.14)
2013	11.13	0.29	(0.57)	(0.28)	(0.29)	(0.04)	(0.33)
2012	10.94	0.32	0.23	0.55	(0.32)	(0.04)	(0.36)
2011	10.41	0.36	0.53	0.89	(0.36)	—	(0.36)
2010	10.62	0.38	(0.20)	0.18	(0.38)	(0.01)	(0.39)
2009	10.05	0.38	0.57	0.95	(0.38)	—	(0.38)
Class A Shares:
2014	$10.52	$0.13	$0.28	$0.41	$(0.13)	$—	$(0.13)
2013	11.13	0.27	(0.57)	(0.30)	(0.27)	(0.04)	(0.31)
2012	10.94	0.29	0.23	0.52	(0.29)	(0.04)	(0.33)
2011	10.41	0.33	0.53	0.86	(0.33)	—	(0.33)
2010	10.62	0.35	(0.20)	0.15	(0.35)	(0.01)	(0.36)
2009	10.05	0.36	0.57	0.93	(0.36)	—	(0.36)

(1)	Per share net investment income calculated using average shares.
*	Annualized.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

Bishop Street Funds

Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investments Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$10.81	4.12%	$128,449	0.55	%*	1.00	%*	2.67	%*	13%
10.52	(2.47)	126,289	0.55		1.01		2.72		29
11.13	5.06	134,179	0.55		0.99		2.86		23
10.94	8.72	130,345	0.55		0.97		3.41		32
10.41	1.70	132,392	0.55		0.97		3.54		35
10.62	9.63	139,872	0.55		0.95		3.68		27

$10.80	3.90%	$22,534	0.80	%*	1.25	%*	2.42	%*	13%
10.52	(2.72)	24,359	0.80		1.26		2.47		29
11.13	4.80	25,660	0.80		1.24		2.61		23
10.94	8.45	23,381	0.80		1.22		3.16		32
10.41	1.44	28,160	0.80		1.22		3.29		35
10.62	9.35	26,105	0.80		1.20		3.43		27

The accompanying notes are an integral part of the financial statements.

June 30, 2014	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Notes to Financial Statements

June 30, 2014

The amounts included in the Notes to Financial Statements are in thousands unless otherwise noted.

1.	ORGANIZATION

The Bishop Street Funds (the “Trust”) are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Bishop Street Funds consist of a series of four funds (each a Fund, collectively the “Funds”) which includes the Strategic Growth Fund, Dividend Value Fund, High Grade Income Fund, and the Hawaii Municipal Bond Fund. Each Fund is diversified, with the exception of Hawaii Municipal Bond Fund, which is non-diversified. Class A Shares of the Hawaii Municipal Bond Fund are subject to a sales load as disclosed in the prospectus. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies and strategies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation

The Funds’ investments in equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price in the most advantageous market, if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Such methodologies typically include matrix systems which reflect such factors as security prices, yields, maturities and ratings. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents.

Bishop Street Funds

(unaudited)

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not the above methods are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Funds’ Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

June 30, 2014	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

As of June 30, 2014, all of the investments in the Strategic Growth Fund and the Dividend Value Fund were considered Level 1. There were no transfers between Level 1 and Level 2 assets and liabilities. For details of the investments classifications, refer to the Schedule of Investments.

The following is a summary of the inputs used as of June 30, 2014 in valuing the following Fund’s investments carried at value:

High Grade Income Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$46,636	$—	$46,636
U.S. Treasury Obligations	—	12,940	—	12,940
Municipal Bonds	—	6,215	—	6,215
U.S. Government Agency Obligations	—	5,092	—	5,092
U.S. Government Mortgage- Backed Obligations	—	2,322	—	2,322
Non-Agency Mortgage-Backed Obligation	—	860	—	860
Short-Term Investment	1,110	—	—	1,110

Total Investments in Securities	$1,110	$74,065	$—	$75,175

Hawaii Municipal Bond Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$148,825	$—	$148,825
Short-Term Investment	844	—	—	844

Total Investments in Securities	$844	$148,825	$—	$149,669

For the six-month period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended June 30, 2014, there have been no significant changes to the Funds’ fair value methodologies. For the six-month period ended June 30, 2014 there were no Level 3 investments.

Federal Income Taxes

It is each Fund’s intention to continue to qualify as a regulated investment company for federal income tax purposes under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision for federal income taxes is required.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than- not” (i.e.,

Bishop Street Funds

(unaudited)

greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Security Transactions and Investment Income

Security transactions are accounted for on trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Interest income is recorded on the accrual basis from settlement date and dividend income is recorded on ex-dividend date.

Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income. The High Grade Income and Hawaii Municipal Bond Funds use the effective interest method.

Classes

Class-specific expenses are borne by the applicable class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets. Distribution fees are the only class-specific expense.

Expenses

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to each of the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders

The Strategic Growth and Dividend Value Funds declare and pay dividends from net investment income, if available, on a quarterly basis. Dividends from net investment income are declared daily and paid on a monthly basis for the High Grade Income and Hawaii Municipal Bond. Any net realized capital gains will be distributed at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.

Front-End Sales Commission

Front-end sales commissions (the “sales charges”) are not recorded as expenses of the Hawaii Municipal Bond Fund. Sales charges are deducted from proceeds from the sales of Hawaii Municipal Bond Fund shares prior to investment in Class A shares.

Cash Overdraft Charges

Per the terms of the agreement with Union Bank, N.A., the custodian of the Funds, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of

June 30, 2014	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

the Prime Rate plus 4.00%. Cash overdraft charges are included in miscellaneous expenses on the Statements of Operations. For the six-month period ended June 30, 2014, there were no cash overdraft charges.

3.	INVESTMENT ADVISORY AGREEMENT

Investment advisory services are provided to the Funds by Bishop Street Capital Management (the “Adviser”), a registered adviser and wholly owned subsidiary of First Hawaiian Bank. First Hawaiian Bank is a subsidiary of BancWest Corporation, itself a subsidiary of BNP Paribas. The Adviser is entitled to receive an annual fee of 0.74% of the average daily net assets of the Strategic Growth and the Dividend Value Funds, 0.55% of the average daily net assets of the High Grade Income Fund, and 0.35% of the average daily net assets of the Hawaii Municipal Bond Fund. The Adviser has contractually agreed to waive a portion of its advisory fee to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets. The contractual expense limitations are as follows:

Strategic Growth Fund, Class I Shares	1.25%
Dividend Value Fund, Class I Shares	1.05%
High Grade Income Fund, Class I Shares	0.76%
Hawaii Municipal Bond Fund, Class I Shares	0.55%
Hawaii Municipal Bond Fund, Class A Shares	0.80%

These fees and waivers are labeled on the Statement of Operations as “Investment Adviser Fees/Waivers.”

If at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and contractual expense limitations to recapture all or a portion of its prior expense reductions or reimbursements made during the preceding three year period during which this agreement was in place. During the six-month period ended June 30, 2014, the Adviser did not recapture any previously waived fees.

As of June 30, 2014, fees which were previously waived by the Investment Manager which may be subject to possible future reimbursement to the Adviser were as follows:

Dividend Value Fund	High Grade Income Fund	Hawaii Municipal Bond Fund	Total	Expires
$55	$181	$222	$458	12/31/2014
62	193	250	505	12/31/2015
57	180	282	519	12/31/2016

Bishop Street Funds

(unaudited)

Prior to October 14, 2013, BNP Paribas Asset Management served as the investment sub-adviser for the Strategic Growth Fund. As of October 14, 2013 Columbia Management Investment Advisers, LLC (“Columbia”) serves as the investment sub-adviser for the Strategic Growth Fund and the Dividend Value Fund, pursuant to a sub-adviser agreement. Columbia is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate based on the average daily net assets of the Strategic Growth Fund and the Dividend Value Fund, under the following fee schedule: 0.360% on the first $75 million; 0.350% on the next $75 million; 0.325% on the next $100 million; 0.300% on the next $250 million; and 0.250% on assets over $500 million.

4.	ADMINISTRATIVE, CUSTODIAN, TRANSFER AGENT AND DISTRIBUTION SERVICES

Pursuant to an administration agreement (the “Agreement”), SEI Investments Global Funds Services (“GFS”), a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s Administrator. Under the terms of the Agreement, GFS is entitled to receive an annual fee of 0.20% of the average daily net assets of the Funds, and has voluntarily agreed to waive its administrative fee to 0.12% of each of the Funds’ average daily net assets excluding the Hawaii Municipal Bond Fund which is waived to 0.07% of its average daily net assets. These fees and waivers are labeled as “Administrative Fees/Waivers” on the Statement of Operations.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. These fees are labeled on the Statement of Operations as “Custody Fees.”

DST Systems, Inc. (“DST”) acts as the Transfer Agent of the Trust. As such, DST provides transfer agency, dividend disbursing and shareholder services to the Trust. These fees are disclosed on the Statement of Operations as “Transfer Agent Fees.”

SEI Investments Distribution Co. (“SIDCO”), the “Distributer” a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s Distributor pursuant to the distribution agreement. The Funds have adopted a Distribution Plan (the “Plan”) on behalf of Class A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that Class A Shares will bear the cost of their distribution expenses. SIDCO, as compensation for its services under the Plan, receives a distribution fee, computed daily and payable monthly, of 0.25% of the average daily net assets attributable to each Fund’s Class A Shares. This fee is disclosed as “Distribution Fees, Class A” on the Statement of Operations.

The Trust has adopted and entered into a shareholder service plan and agreement with SIDCO. Each Fund pays to SIDCO a shareholder servicing fee not to exceed an

June 30, 2014	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

annual rate of 0.25% of the average daily net asset value of all shares of each fund, which is computed daily and paid monthly. Under the shareholder service plan, SIDCO may perform, or may compensate other service providers for performing various shareholder and administrative services. SIDCO may also retain as profit any difference between the fee it receives and amount it pays to third parties. For the period, SIDCO paid the entire amount of fees received under the shareholder service plan to First Hawaiian Bank, the Parent Company of Bishop Street Capital Management, for shareholder services performed for the Funds. SIDCO has voluntarily agreed to waive 0.15% of its shareholder servicing fee to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets. These fees and waivers are represented as “Shareholder Servicing Fees/Waivers” on the Statement of Operations.

5.	TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SIDCO. Such officers are paid no fees by the Trust other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisers and service providers as required by SEC regulations. The CCO’s services and expenses have been approved by and are reviewed by the Board. These fees are disclosed on the Statement of Operations as “Chief Compliance Officer Fees.”

6.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities, other than short-term investments, for the six-month period ended June 30, 2014 are presented below for the Funds.

	Strategic Growth Fund	Dividend Value Fund	High Grade Income Fund	Hawaii Municipal Bond Fund
Purchases
U.S. Government Securities	$—	$—	$2,026	$—
Other	14,146	6,002	10,270	19,553
Sales and Maturities
U.S. Government Securities	$—	$—	$434	$—
Other	21,155	15,486	10,775	21,368

Bishop Street Funds

(unaudited)

7.	FEDERAL TAX INFORMATION

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America.

As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income/(loss), paid-in capital or accumulated net realized gain/(loss), as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to investments in paydown gains and losses, market discount, REIT adjustments, and distributions have been reclassified:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/Loss
Strategic Growth Fund	135	(135)
Dividend Value Fund	5	(5)
High Grade Income Fund	(24)	24
Hawaii Municipal Bond Fund	(4)	(4)

The tax character of dividends and distributions declared during the years ended December 31, 2013 and 2012 were as follows:

	Ordinary Income	Tax Exempt Income	Long Term Capital Gain	Total
Strategic Growth Fund
2013	$745	$—	$10,938	$11,683
2012	107	—	—	107
Dividend Value Fund
2013	$1,091	$—	$—	$1,091
2012	1,309	—	—	1,309
High Grade Income Fund
2013	$1,746	$—	$1,725	$3,471
2012	2,388	—	1,426	3,814
Hawaii Municipal Bond Fund
2013	$4	$4,217	$631	$4,852
2012	—	4,498	585	5,083

June 30, 2014	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

As of December 31, 2013, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Strategic Growth Fund	Dividend Value Fund	High Grade Income Fund	Hawaii Municipal Bond Fund
Undistributed Tax Exempt Income	—	—	—	3
Undistributed Ordinary Income	347	3	—	—
Undistributed Long-Term Capital Gain Income	491	—	22	—
Capital Loss Carryforwards	—	(15,798)	—	(260)
Post October Losses	—	—	(6)	(564)
Unrealized Appreciation	6,846	19,986	1,332	1,613

Total Accumulated Losses	$7,684	$4,191	$1,348	$792

Post-October losses represent losses realized on investment transactions from November 1, 2014 through June 30, 2014 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains as follows:

Dividend Value Fund
Dec. 2017	13,960
Dec. 2018	1,838

Total	$15,798

During the year ended December 31, 2013, the Strategic Growth Fund and the Dividend Value Fund utilized capital loss carryforwards of $2,062 and $4,466, respectively, to offset realized capital gains.

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, postenactment capital losses that are carried forward will retain their character as either

Bishop Street Funds

(unaudited)

short-term or long-term capital losses rather than being considered all short-term as under previous law. Capital loss carryforwards, all of which are not subject to expiration are as follows:

	Short-Term Loss	Long-Term Loss	Total
Hawaii Municipal Bond Fund	(242)	(18)	(260)

The aggregate gross unrealized appreciation and depreciation of securities held by the Strategic Growth, Dividend Value, High Grade Income, and Hawaii Municipal Bond Funds for Federal income tax purposes at June 30, 2014 were as follows:

	Strategic Growth Fund	Dividend Value Fund	High Grade Income Fund	Hawaii Municipal Bond Fund
Federal Tax Cost	$45,195	$37,031	$72,120	$144,580

Gross Unrealized Appreciation	7,408	17,421	3,306	5,536
Gross Unrealized Depreciation	(1,638)	(38)	(251)	(447)

Net Unrealized Appreciation	$5,770	$17,383	$3,055	$5,089

8.	RISKS

The Hawaii Municipal Bond Fund invests primarily in debt instruments in the state of Hawaii. The issuers’ ability to meet their obligations may be affected by economic developments in that state. In addition, each Fund’s investments in debt securities are subject to “credit risk,” which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in high quality debt securities generally are subject to less credit risk than funds that invest in lower quality debt securities.

Certain debt securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate their credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The following table provides detail on the approximate percentage of each fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in the Fund.

June 30, 2014	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Hawaii Municipal Bond Fund
% of investments in securities with credit enhancements or liquidity enhancements	33.90%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	13.02% (Assured Guaranty Municipal Corporation)

The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to the general prevailing interest rates at that time.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9.	LINE OF CREDIT

The Funds, which are not jointly liable, entered into an agreement which enables them to participate in a $5 million unsecured committed revolving line of credit on a first come, first served basis, with Union Bank, N.A. (the “Bank”). The proceeds from the borrowings shall be used to finance the Funds’ short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on their borrowings during the period at the Bank current reference rate minus 1%. As of June 30, 2014 the Funds had borrowings of $495 outstanding.

For the six-month period ended June 30, 2014, the Funds had the following borrowings under the line of credit:

	Average Borrowings (000)	Borrowing Costs (000)		Number of Days Outstanding	Weighted Average Interest Rate
Strategic Growth Fund	$5	Less than $	1	8	2.25%

Bishop Street Funds

(unaudited)

10.	OTHER

At June 30, 2014, the percentage of total shares outstanding held by shareholders for each Fund, which comprised omnibus accounts that were held on behalf of several individual shareholders, was as follows:

	Number of Shareholders	% of Outstanding Shares
Strategic Growth Fund, Class I Shares	3	96.40%
Dividend Value Fund, Class I Shares	2	98.16
High Grade Income Fund, Class I Shares	3	91.82
Hawaii Municipal Bond Fund, Class A Shares	1	66.86
Hawaii Municipal Bond Fund, Class I Shares	1	5.04

11.	SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

June 30, 2014	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Disclosure of Fund Expenses

All mutual funds have operating expenses. As a shareholder of a mutual fund you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution and service (12b-1), shareholder service fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

•

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Bishop Street Funds

(unaudited)

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratios	Expenses Paid During Period*
Strategic Growth Fund — Class I

Actual Fund Return	$1,000.00	$1,012.40	1.15%	$5.75
Hypothetical 5% Return	1,000.00	1,019.08	1.15	5.77

Dividend Value Fund — Class I

Actual Fund Return	$1,000.00	$1,058.10	1.05%	$5.36
Hypothetical 5% Return	1,000.00	1,019.59	1.05	5.26

High Grade Income Fund — Class I

Actual Fund Return	$1,000.00	$1,039.30	0.76%	$3.84
Hypothetical 5% Return	1,000.00	1,021.03	0.76	3.81

Hawaii Municipal Bond Fund — Class I

Actual Fund Return	$1,000.00	$1,041.20	0.55%	$2.78
Hypothetical 5% Return	1,000.00	1,022.07	0.55	2.76

Hawaii Municipal Bond Fund — Class A

Actual Fund Return	$1,000.00	$1,039.00	0.80%	$4.04
Hypothetical 5% Return	1,000.00	1,020.83	0.80	4.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

June 30, 2014	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Approval of Investment Advisory Agreement

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be renewed after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of Bishop Street Funds (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the advisory or sub-advisory agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 11, 2014 to decide whether to renew the following agreements (the “Agreements”) for additional one-year terms:

•

the advisory agreement between Bishop Street Capital Management (the “Adviser”) and the Trust, on behalf of the Bishop Street Hawaii Municipal Bond Fund, Bishop Street High Grade Income Fund, Bishop Street Strategic Growth Fund, and Bishop Street Dividend Value Fund; and

•	the sub-advisory agreement between the Adviser and Columbia Management Investment Advisers, LLC (the “Sub-Adviser”) on behalf of the Bishop Street Dividend Value Fund.

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Adviser’s services; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Adviser’s profitability from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (vii) the Adviser’s and the Sub-Adviser’s potential economies of scale; (viii) the Adviser’s and the Sub-Adviser’s compliance systems;

Bishop Street Funds

(unaudited)

(ix) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser; (ii) the investment performance of the Funds and the Adviser and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Adviser; and (v) whether fee levels reflect any economies of scale being realized by the Adviser and the Sub-Adviser for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel and the resources of the Adviser and the Sub-Adviser. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s investment approach for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were provided to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

June 30, 2014	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Adviser were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Adviser

The Board was provided with information regarding the Funds’ performance since the Agreements were last renewed, as well as information regarding the Funds’ performance over other time periods including since their inception. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees considered reasons for the underperformance of the Bishop Street Dividend Value Fund and Bishop Street High Grade Income Fund relative to their benchmarks and peer groups. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economics of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Sub-Adviser to institutional and other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Bishop Street Dividend Value Fund and other client accounts as well as the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered that the Adviser, not the Bishop Street Dividend Value Fund, paid the Sub-Adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee under the

Bishop Street Funds

(unaudited)

sub-advisory agreement and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Adviser from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates. The Trustees noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s and Sub-Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including expense limitation and fee waiver arrangements. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Funds.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

June 30, 2014	www.bishopstreetfunds.com

INVESTMENT ADVISER

BISHOP STREET CAPITAL MANAGEMENT

HONOLULU, HI 96813

ADMINISTRATOR

SEI INVESTMENTS GLOBAL FUNDS SERVICES

OAKS, PA 19456

DISTRIBUTOR

SEI INVESTMENTS DISTRIBUTION CO.

OAKS, PA 19456

TRANSFER AGENT

DST SYSTEMS, INC.

KANSAS CITY, MO 64121

CUSTODIAN

UNION BANK, N.A.

SAN FRANCISCO, CA 94101

LEGAL COUNSEL

MORGAN, LEWIS & BOCKIUS LLP

PHILADELPHIA, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP

PHILADELPHIA, PA 19103

FOR MORE INFORMATION ABOUT BISHOP STREET FUNDS, CALL 1-800-262-9565 OR YOUR INVESTMENT SPECIALIST VISIT US ONLINE AT WWW.BISHOPSTREETFUNDS.COM

BISHOP STREET FUNDS P.O. BOX 219721 KANSAS CITY, MO 64121-9721

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF BISHOP STREET FUNDS’ SHAREHOLDERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

SHARES OF BISHOP STREET FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY FIRST HAWAIIAN BANK OR ANY OF ITS AFFILIATES. SUCH SHARES ARE ALSO NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN SHARES OF MUTUAL FUNDS INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE BISHOP STREET FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO., WHICH IS NOT AFFILIATED WITH FIRST HAWAIIAN BANK, BANK OF THE WEST OR BANCWEST CORPORATION. BANCWEST CORPORATION IS A WHOLLY-OWNED SUBSIDIARY OF BNP PARIBAS.

BSF-SA-004-2000

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.30a-15(b)) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie
President

Date: September 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie
President

Date: September 2, 2014

By (Signature and Title)*	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 2, 2014